Equity - Summary of Reconciliation of Reserves (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 25, 2015	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Reserves Within Equity [Line Items]
Opening balance		$ 36,719
Fair value of share-based payments		5,533	$ 5,959	$ 5,036
Reclassification of modified options to liability	$ 600	10	134	(103)
Changes in the fair value of financial assets through other comprehensive income		4	(324)	(31)
Currency gain/(loss) on translation of foreign operations		(137)	(903)
Closing Balance		40,638	36,719
Share-Based Payments Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance		75,974	69,919
Transfer to ordinary shares on exercise of options		(313)	(38)
Fair value of share-based payments		4,363	5,959
Reclassification of modified options to liability		10	134
Closing Balance		80,034	75,974	69,919
Investment Revaluation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance		21	(303)
Changes in the fair value of financial assets through other comprehensive income		(4)	324
Closing Balance		17	21	(303)
Foreign Currency Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Opening balance		(39,276)	(38,373)
Closing Balance		$ (39,413)	$ (39,276)	$ (38,373)